Income Taxes (Effective Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income before provision for income taxes	$ 816	$ 819
Statutory income tax rate	31.00%	31.00%
Income taxes, at statutory income tax rates	$ 253	$ 254
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(59)	(54)
Foreign tax rate variance	(55)	36
Amortization of deferred income tax regulatory liabilities	(37)	0
Florida state tax apportionment adjustment	(23)	0
Tax effect of equity earnings	15	12
Financing deductions	(4)	(17)
Other	9	(4)
Income Tax Expense (Benefit), Total	$ 69	$ 520
Effective Income Tax Rate Reconciliation, Percent	8.00%	63.00%
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 149
Change in US Tax Reform [Abstract]
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense		$ 1,300
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Liability, Income Tax Benefit		1,800
Tax Cuts and Jobs Act, Accounting Complete [true false]	true
Receivables and other current assets	$ 1,620	1,326
Income Tax Reconciliation Revaluation Of US Non Regulated Deferred Income Taxes	$ 0	$ 317
Statutory income tax rate	31.00%	31.00%
Deferred tax assets	$ 1,886	$ 1,883
Regulated Operation [Member]
Change in US Tax Reform [Abstract]
Tax Cuts and Jobs Act, Decrease in Deferred Tax Liability due to Transition Tax		1,100
Unregulated Operation Member
Change in US Tax Reform [Abstract]
Income Tax Reconciliation Revaluation Of US Non Regulated Deferred Income Taxes		$ 317